Fair Value Measurements and Credit Concentration (Assets and Liabilities Measured on Recurring Basis Table) (Detail) - USD ($) $ in Millions		Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Price risk management assets:
Gross		$ 1,035	$ 1,318
Price risk management liabilities:
Gross		960	1,217
PPL Energy Supply LLC [Member]
Price risk management assets:
Gross			1,318	$ 1,188
Price risk management liabilities:
Gross			1,217	1,070
Recurring
Assets
Cash and cash equivalents		352	352
Restricted cash and cash equivalents	[1]	126	193
Price risk management assets:
Gross		1,035	1,318
NDT funds		958	950
Total assets		2,478	2,821
Price risk management liabilities:
Gross		960	1,217
Recurring | Cash and cash equivalents
Price risk management assets:
NDT funds		15	19
Recurring | U.S. large-cap
Price risk management assets:
NDT funds		620	611
Recurring | U.S. mid/small-cap
Price risk management assets:
NDT funds		92	89
Recurring | U.S. Treasury
Price risk management assets:
NDT funds		87	99
Recurring | U.S. government sponsored agency
Price risk management assets:
NDT funds		8	9
Recurring | Municipality
Price risk management assets:
NDT funds		81	76
Recurring | Investment-grade corporate
Price risk management assets:
NDT funds		49	42
Recurring | Other
Price risk management assets:
NDT funds		6	3
Recurring | Receivables/payables, net
Price risk management assets:
NDT funds		0	2
Recurring | Auction Rate Securities
Price risk management assets:
Auction rate securities	[2]	7	8
Recurring | PPL Energy Supply LLC [Member]
Assets
Cash and cash equivalents			352	239
Restricted cash and cash equivalents	[1]		193	85
Price risk management assets:
Gross			1,318	1,188
NDT funds			950	864
Total assets			2,821	2,392
Price risk management liabilities:
Gross			1,217	1,070
Recurring | PPL Energy Supply LLC [Member] | Cash and cash equivalents
Price risk management assets:
NDT funds			19	14
Recurring | PPL Energy Supply LLC [Member] | U.S. large-cap
Price risk management assets:
NDT funds			611	547
Recurring | PPL Energy Supply LLC [Member] | U.S. mid/small-cap
Price risk management assets:
NDT funds			89	81
Recurring | PPL Energy Supply LLC [Member] | U.S. Treasury
Price risk management assets:
NDT funds			99	95
Recurring | PPL Energy Supply LLC [Member] | U.S. government sponsored agency
Price risk management assets:
NDT funds			9	6
Recurring | PPL Energy Supply LLC [Member] | Municipality
Price risk management assets:
NDT funds			76	77
Recurring | PPL Energy Supply LLC [Member] | Investment-grade corporate
Price risk management assets:
NDT funds			42	38
Recurring | PPL Energy Supply LLC [Member] | Other
Price risk management assets:
NDT funds			3	5
Recurring | PPL Energy Supply LLC [Member] | Receivables/payables, net
Price risk management assets:
NDT funds			2	1
Recurring | PPL Energy Supply LLC [Member] | Auction Rate Securities
Price risk management assets:
Auction rate securities	[2]		8	16
Recurring | Level 1
Assets
Cash and cash equivalents		352	352
Restricted cash and cash equivalents	[1]	126	193
Price risk management assets:
Gross		0	6
NDT funds		598	609
Total assets		1,076	1,160
Price risk management liabilities:
Gross		0	5
Recurring | Level 1 | Cash and cash equivalents
Price risk management assets:
NDT funds		15	19
Recurring | Level 1 | U.S. large-cap
Price risk management assets:
NDT funds		461	454
Recurring | Level 1 | U.S. mid/small-cap
Price risk management assets:
NDT funds		37	37
Recurring | Level 1 | U.S. Treasury
Price risk management assets:
NDT funds		87	99
Recurring | Level 1 | Receivables/payables, net
Price risk management assets:
NDT funds		(2)	0
Recurring | Level 1 | PPL Energy Supply LLC [Member]
Assets
Cash and cash equivalents			352	239
Restricted cash and cash equivalents	[1]		193	85
Price risk management assets:
Gross			6	3
NDT funds			609	550
Total assets			1,160	877
Price risk management liabilities:
Gross			5	4
Recurring | Level 1 | PPL Energy Supply LLC [Member] | Cash and cash equivalents
Price risk management assets:
NDT funds			19	14
Recurring | Level 1 | PPL Energy Supply LLC [Member] | U.S. large-cap
Price risk management assets:
NDT funds			454	409
Recurring | Level 1 | PPL Energy Supply LLC [Member] | U.S. mid/small-cap
Price risk management assets:
NDT funds			37	33
Recurring | Level 1 | PPL Energy Supply LLC [Member] | U.S. Treasury
Price risk management assets:
NDT funds			99	95
Recurring | Level 1 | PPL Energy Supply LLC [Member] | Receivables/payables, net
Price risk management assets:
NDT funds				(1)
Recurring | Level 2 [Member]
Price risk management assets:
Gross		951	1,171
NDT funds		360	341
Total assets		1,311	1,512
Price risk management liabilities:
Gross		886	1,182
Recurring | Level 2 [Member] | U.S. large-cap
Price risk management assets:
NDT funds		159	157
Recurring | Level 2 [Member] | U.S. mid/small-cap
Price risk management assets:
NDT funds		55	52
Recurring | Level 2 [Member] | U.S. government sponsored agency
Price risk management assets:
NDT funds		8	9
Recurring | Level 2 [Member] | Municipality
Price risk management assets:
NDT funds		81	76
Recurring | Level 2 [Member] | Investment-grade corporate
Price risk management assets:
NDT funds		49	42
Recurring | Level 2 [Member] | Other
Price risk management assets:
NDT funds		6	3
Recurring | Level 2 [Member] | Receivables/payables, net
Price risk management assets:
NDT funds		2	2
Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member]
Price risk management assets:
Gross			1,171	1,123
NDT funds			341	314
Total assets			1,512	1,437
Price risk management liabilities:
Gross			1,182	1,028
Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member] | U.S. large-cap
Price risk management assets:
NDT funds			157	138
Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member] | U.S. mid/small-cap
Price risk management assets:
NDT funds			52	48
Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member] | U.S. government sponsored agency
Price risk management assets:
NDT funds			9	6
Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member] | Municipality
Price risk management assets:
NDT funds			76	77
Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member] | Investment-grade corporate
Price risk management assets:
NDT funds			42	38
Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member] | Other
Price risk management assets:
NDT funds			3	5
Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member] | Receivables/payables, net
Price risk management assets:
NDT funds			2	2
Recurring | Level 3
Price risk management assets:
Gross		84	141
Total assets		91	149
Price risk management liabilities:
Gross		74	30
Recurring | Level 3 | Auction Rate Securities
Price risk management assets:
Auction rate securities	[2]	7	8
Recurring | Level 3 | PPL Energy Supply LLC [Member]
Price risk management assets:
Gross			141	62
Total assets			149	78
Price risk management liabilities:
Gross			30	38
Recurring | Level 3 | PPL Energy Supply LLC [Member] | Auction Rate Securities
Price risk management assets:
Auction rate securities	[2]		8	16
Energy Commodities, net | Recurring
Price risk management assets:
Gross		1,035	1,318
Price risk management liabilities:
Gross		960	1,217
Energy Commodities, net | Recurring | PPL Energy Supply LLC [Member]
Price risk management assets:
Gross			1,318	1,188
Price risk management liabilities:
Gross			1,217	1,070
Energy Commodities, net | Recurring | Level 1
Price risk management assets:
Gross		0	6
Price risk management liabilities:
Gross		0	5
Energy Commodities, net | Recurring | Level 1 | PPL Energy Supply LLC [Member]
Price risk management assets:
Gross			6	3
Price risk management liabilities:
Gross			5	4
Energy Commodities, net | Recurring | Level 2 [Member]
Price risk management assets:
Gross		951	1,171
Price risk management liabilities:
Gross		886	1,182
Energy Commodities, net | Recurring | Level 2 [Member] | PPL Energy Supply LLC [Member]
Price risk management assets:
Gross			1,171	1,123
Price risk management liabilities:
Gross			1,182	1,028
Energy Commodities, net | Recurring | Level 3
Price risk management assets:
Gross		84	141
Price risk management liabilities:
Gross		$ 74	30
Energy Commodities, net | Recurring | Level 3 | PPL Energy Supply LLC [Member]
Price risk management assets:
Gross			141	62
Price risk management liabilities:
Gross			$ 30	$ 38

[1]	Current portion is included in "Restricted cash and cash equivalents" and long-term portion is included in "Other noncurrent assets" on the Balance Sheets.
[2]	Included in "Other investments" on the Balance Sheets.